Related Party Transactions - Summary of Expense Resulting From The Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest expense	$ 20,375	$ 7,078
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Depreciation expense	551	0
Interest expense	564	0
SLO Cultivation Inc [Member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Depreciation expense	295	382
Interest expense	1,494	1,650
MedMar Inc [Member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Depreciation expense	209	155
Interest expense	$ 281	$ 177